Commitments (Detail Textuals 2) (USD $)	1 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Jun. 24, 2014	Mar. 14, 2014	Sep. 30, 2014	Dec. 31, 2013	May 04, 2011
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Payment of contingent fee			$ 72,000	$ 72,000
Number of restricted shares issued	362,308	70,000
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Term of contract					2 years
Number of restricted shares issued			85,822
Commitment fee			$ 150,000		$ 300,000